Other Financial Assets - Schedule of Other Financial Assets (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Other Financial Assets [Line Items]
Other financial assets		$ 393,019
Keyman insurance [Member]
Other Financial Assets [Line Items]
Other financial assets	[1]	69,505
Advance from supplier [Member]
Other Financial Assets [Line Items]
Other financial assets	[2]	$ 323,514

[1]	Keyman insurance was purchased by the company for a department head, who is a family member of Swee Kheng Chua, for which $85,956 was capitalized as other financial asset. The amount was revalued to $69,505 as at December 31, 2024. The policy has an accumulating asset value and provides $1 million coverage on the life insured. The Company has the discretion to reassign the life insured.
[2]	Advances from supplier pertain to credit notes issued by the supplier. These credit notes were partially offset against current purchases but could not be fully utilized as at the reporting date. The remaining balance will be fully utilized and offset against future purchases.